Consolidated Statement of Changes in Equity - USD ($) $ in Millions	Total	Share capital [member] BHP Group Limited [member]	Share capital [member] BHP Group Plc [member]	Treasury shares [member] BHP Group Limited [member]	Treasury shares [member] BHP Group Plc [member]	Reserves [member]	Retained earnings [member]	Attributable to BHP shareholders [member]	Non-controlling interests [member]
Balance (Restated balance [member]) at Jun. 30, 2018	$ 60,592	$ 1,186	$ 1,057	$ (5)		$ 2,290	$ 50,986	$ 55,514	$ 5,078
Balance (Increase (decrease) due to changes in accounting policy required by IFRSs [member]) at Jun. 30, 2018	(71)						(71)	(71)
Balance at Jun. 30, 2018	60,663	1,186	1,057	(5)		2,290	51,057	55,585	5,078
Total comprehensive income	9,160					(24)	8,306	8,282	878
Transactions with owners:
Purchase of shares by ESOP Trusts	(188)			(182)	$ (6)			(188)
Employee share awards exercised net of employee contributions net of tax				155	6	(100)	(61)
Vested employee share awards that have lapsed, been cancelled or forfeited						(18)	18
Accrued employee entitlement for unexercised awards net of tax	138					138		138
Dividends	(12,507)						(11,302)	(11,302)	(1,205)
BHP Group Limited shares bought back and cancelled	(5,274)	(75)					(5,199)	(5,274)
Divestment of subsidiaries, operations and joint operations	(168)								(168)
Transfer to non-controlling interests						(1)		(1)	1
Balance (Restated balance [member]) at Jun. 30, 2019	51,753	1,111	1,057	(32)		2,285	42,748	47,169	4,584
Balance at Jun. 30, 2019	51,753	1,111	1,057	(32)		2,285	42,748	47,169	4,584
Total comprehensive income	8,667					(12)	7,910	7,898	769
Transactions with owners:
Purchase of shares by ESOP Trusts	(143)			(139)	(4)			(143)
Employee share awards exercised net of employee contributions net of tax				166	4	(132)	(38)
Vested employee share awards that have lapsed, been cancelled or forfeited						(10)	10
Accrued employee entitlement for unexercised awards net of tax	175					175		175
Dividends	(8,277)						(7,234)	(7,234)	(1,043)
Balance (Restated balance [member]) at Jun. 30, 2020	52,175	1,111	1,057	(5)		2,306	43,396	47,865	4,310
Balance at Jun. 30, 2020	52,175	1,111	1,057	(5)		2,306	43,396	47,865	4,310
Total comprehensive income	13,510					22	11,330	11,352	2,158
Transactions with owners:
Purchase of shares by ESOP Trusts	(234)			(229)	(5)			(234)
Employee share awards exercised net of employee contributions net of tax				202	4	(149)	(57)
Vested employee share awards that have lapsed, been cancelled or forfeited						(4)	4
Accrued employee entitlement for unexercised awards net of tax	175					175		175
Dividends	(10,021)						(7,894)	(7,894)	(2,127)
Balance at Jun. 30, 2021	$ 55,605	$ 1,111	$ 1,057	$ (32)	$ (1)	$ 2,350	$ 46,779	$ 51,264	$ 4,341